EVENTS AFTER THE BALANCE SHEET DATE	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE BALANCE SHEET DATE	30. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 30 June 2026 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements, except:
Dividends
The Board declared a dividend of £462m after the reporting date that was paid on 30 July 2026. Retained earnings and cashflows have not been adjusted to reflect this post balance sheet dividend.